Average Annual Total Returns			12 Months Ended	15 Months Ended	27 Months Ended	28 Months Ended	42 Months Ended	47 Months Ended	50 Months Ended	60 Months Ended	120 Months Ended
		May 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MVIS Global Agribusiness Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS Global Agribusiness Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			15.15%							1.23%	6.70%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			22.34%						9.07%	11.19%	11.72%
MarketVector Global Gold Miners Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MarketVector Global Gold Miners Index*(reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			157.39%							21.13%	21.79%
MVIS Global Junior Gold Miners Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS Global Junior Gold Miners Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			176.50%							18.67%	21.87%
MVIS Global Low Carbon Energy Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	MVIS Global Low Carbon Energy Index*(reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent	[1]		33.32%							(3.22%)	10.52%
MarketVector Global Natural Resources Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	MarketVector Global Natural Resources Index*(reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent	[2]		34.79%							12.26%	11.45%
MVIS Global Oil Refiners Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS Global Oil Refiners Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			39.39%							12.20%	9.67%
MVIS US Listed Oil Services 25 Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS US Listed Oil Services 25 Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			6.77%							14.92%	(4.49%)
MVIS Global Rare Earth/Strategic Metals Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS Global Rare Earth/Strategic Metals Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			90.39%							4.77%	8.90%
MarketVector Global Steel Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MarketVector Global Steel Index* (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			48.36%							19.15%	20.44%
MVIS® Global Uranium & Nuclear Energy Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS® Global Uranium & Nuclear Energy Index(reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			55.82%							23.01%	13.53%
MVIS® GDP Africa Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS® GDP Africa Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			69.57%							10.65%	8.85%
MVIS® Brazil Small-Cap Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS® Brazil Small-Cap Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			54.99%							(0.68%)	9.12%
MVIS Digital India Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS® Digital India Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			(7.20%)					6.01%
MarketGrader India All-Cap Growth Leaders Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	MarketGrader India All-Cap Growth Leaders Index*(reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent	[3]		(4.10%)							9.87%	2.56%
MVIS® Indonesia Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS® Indonesia Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			13.50%							(1.00%)	1.67%
BlueStar Israel Global Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		BlueStar® Israel Global Index(reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			37.93%							7.54%	9.16%
MarketVector ™ Vietnam Local Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	MarketVector™ Vietnam Local Index*(reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent	[4]		64.05%							3.95%	4.64%
MVIS US Business Development Companies Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS US Business Development Companies Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			(4.45%)							11.93%	9.44%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%			22.25%
ICE BofA Global ex-US Issuers High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA Global ex-US Issuers High Yield Constrained Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.08%							2.34%	5.33%
ICE BofA Global Broad Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA Global Broad Market Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.08%							(2.52%)	1.02%
J.P. Morgan GBI-EM Global Core Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		J.P. Morgan GBI-EM Global Core Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			19.00%							0.98%	3.46%
ICE BofA Global Broad Market Plus Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA Global Broad Market Plus Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.05%							(2.41%)	1.11%
MVIS US Mortgage REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS US Mortgage REITs Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			12.96%							2.28%	4.08%
MarketVector US Listed Office and Commercial REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MarketVector US Listed Office and Commercial REITs Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			(10.03%)		7.34%
ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index*(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[5]		9.12%							4.07%	5.63%
J.P. Morgan CLOIE Balanced Mezzanine Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		J.P. Morgan CLOIE Balanced Mezzanine Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.10%	7.92%
J.P. Morgan CLO IG Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		J.P. Morgan CLO IG Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.70%				7.37%
FTSE Chinese Broad Bond 0-10 Years Diversified Select Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	FTSE Chinese Broad Bond 0-10 Years Diversified Select Index*(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[6]		6.46%							2.50%	3.17%
ChiNext Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	ChiNext Index* (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[7]		58.91%							(0.03%)	3.02%
UBS CM Commodity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		UBS CM Commodity Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			9.55%			5.61%
Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Commodity Index Total Return(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			15.77%			7.14%
VanEck Agribusiness ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Agribusiness ETF (return before taxes)
Average Annual Return, Percent			15.03%							1.04%	6.64%
VanEck Agribusiness ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Agribusiness ETF (return after taxes on distributions)
Average Annual Return, Percent			13.90%							0.37%	6.07%
VanEck Agribusiness ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Agribusiness ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			8.90%							0.70%	5.25%
VanEck Copper and Electrification Metals ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Copper and Electrification Metals ETF (return before taxes)
Average Annual Return, Percent			79.63%						3.63%
Performance Inception Date		Nov. 09, 2021
VanEck Copper and Electrification Metals ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Copper and Electrification Metals ETF (return after taxes on distributions)
Average Annual Return, Percent			78.32%						3.17%
VanEck Copper and Electrification Metals ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Copper and Electrification Metals ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			47.15%						2.71%
VanEck Copper and Electrification Metals ETF Class | MarketVector™ Global Electrification Metals Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MarketVector™ Global Electrification Metals Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent		4.14%	80.44%
VanEck Gold Miners ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	VanEck Gold Miners ETF(return before taxes)
Average Annual Return, Percent	[8]		155.57%							20.66%	21.29%
VanEck Gold Miners ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	VanEck Gold Miners ETF(return after taxes on distributions)
Average Annual Return, Percent	[8]		154.85%							20.37%	21.09%
VanEck Gold Miners ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	VanEck Gold Miners ETF(return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent	[8]		92.12%							16.84%	18.48%
VanEck Junior Gold Miners ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Junior Gold Miners ETF (return before taxes)
Average Annual Return, Percent			173.25%							17.86%	21.35%
VanEck Junior Gold Miners ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Junior Gold Miners ETF (return after taxes on distributions)
Average Annual Return, Percent			170.85%							17.30%	20.73%
VanEck Junior Gold Miners ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Junior Gold Miners ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			102.64%							14.23%	18.19%
VanEck Low Carbon Energy ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Low Carbon Energy ETF(return before taxes)
Average Annual Return, Percent			32.88%							(3.52%)	10.19%
VanEck Low Carbon Energy ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Low Carbon Energy ETF(return after taxes on distributions)
Average Annual Return, Percent			32.05%							(3.81%)	9.90%
VanEck Low Carbon Energy ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Low Carbon Energy ETF(return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			19.47%							(2.66%)	8.35%
VanEck Natural Resources ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Natural Resources ETF(return before taxes)
Average Annual Return, Percent			34.72%							12.19%	11.36%
VanEck Natural Resources ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Natural Resources ETF(return after taxes on distributions)
Average Annual Return, Percent			33.51%							11.40%	10.70%
VanEck Natural Resources ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Natural Resources ETF(return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			20.56%							9.54%	9.27%
VanEck Oil Refiners ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Oil Refiners ETF (return before taxes)
Average Annual Return, Percent			38.75%							12.11%	9.67%
VanEck Oil Refiners ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Oil Refiners ETF (return after taxes on distributions)
Average Annual Return, Percent			37.63%							11.43%	9.12%
VanEck Oil Refiners ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Oil Refiners ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			22.94%							9.70%	7.95%
VanEck Oil Services ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Oil Services ETF (return before taxes)
Average Annual Return, Percent			6.67%							14.67%	(4.45%)
VanEck Oil Services ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Oil Services ETF (return after taxes on distributions)
Average Annual Return, Percent			5.93%							14.22%	(4.93%)
VanEck Oil Services ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Oil Services ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			3.94%							11.73%	(3.29%)
VanEck Rare Earth and Strategic Metals ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Rare Earth and Strategic Metals ETF (return before taxes)
Average Annual Return, Percent			92.05%							4.69%	9.31%
VanEck Rare Earth and Strategic Metals ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Rare Earth and Strategic Metals ETF (return after taxes on distributions)
Average Annual Return, Percent			90.74%							3.91%	8.12%
VanEck Rare Earth and Strategic Metals ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Rare Earth and Strategic Metals ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			54.52%							3.42%	7.06%
VanEck Steel ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	VanEck Steel ETF(return before taxes)
Average Annual Return, Percent	[9]		47.16%							18.21%	19.77%
VanEck Steel ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	VanEck Steel ETF(return after taxes on distributions)
Average Annual Return, Percent	[9]		46.26%							16.98%	18.72%
VanEck Steel ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	VanEck Steel ETF(return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent	[9]		27.93%							14.37%	16.62%
VanEck® Uranium and Nuclear ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Uranium and Nuclear ETF (return before taxes)
Average Annual Return, Percent			55.94%							22.99%	13.76%
VanEck® Uranium and Nuclear ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Uranium and Nuclear ETF (return after taxes on distributions)
Average Annual Return, Percent			54.39%							22.05%	12.88%
VanEck® Uranium and Nuclear ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Uranium and Nuclear ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			33.14%							18.44%	11.11%
VanEck Africa Index ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Africa Index ETF(return before taxes)
Average Annual Return, Percent			68.50%							7.67%	6.62%
VanEck Africa Index ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Africa Index ETF (return after taxes on distributions)
Average Annual Return, Percent			67.80%							7.09%	5.83%
VanEck Africa Index ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Africa Index ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			40.56%							5.86%	5.05%
VanEck Africa Index ETF Class | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			22.34%							11.19%	11.72%
VanEck Brazil Small-Cap ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Brazil Small-Cap ETF (return before taxes)
Average Annual Return, Percent			53.82%							(1.41%)	8.41%
VanEck Brazil Small-Cap ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Brazil Small-Cap ETF (return after taxes on distributions)
Average Annual Return, Percent			50.51%							(2.94%)	6.90%
VanEck Brazil Small-Cap ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Brazil Small-Cap ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			31.84%							(1.70%)	6.20%
VanEck Brazil Small-Cap ETF Class | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			22.34%							11.19%	11.72%
VanEck Digital India ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Digital India ETF (return before taxes)
Average Annual Return, Percent			(5.95%)					4.03%
Performance Inception Date		Feb. 15, 2022
VanEck Digital India ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Digital India ETF (return after taxes on distributions)
Average Annual Return, Percent			(6.46%)					3.89%
VanEck Digital India ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Digital India ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			(3.32%)					3.15%
VanEck Digital India ETF Class | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			22.34%					11.16%
VanEck India Growth Leaders ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck India Growth Leaders ETF(return before taxes)
Average Annual Return, Percent			(4.92%)							8.55%	1.61%
VanEck India Growth Leaders ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck India Growth Leaders ETF(return after taxes on distributions)
Average Annual Return, Percent			(5.24%)							8.28%	1.41%
VanEck India Growth Leaders ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck India Growth Leaders ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			(2.91%)							6.81%	1.26%
VanEck India Growth Leaders ETF Class | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			22.34%							11.19%	11.72%
VanEck Indonesia Index ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Indonesia Index ETF (return before taxes)
Average Annual Return, Percent			13.19%							(1.26%)	1.37%
VanEck Indonesia Index ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Indonesia Index ETF (return after taxes on distributions)
Average Annual Return, Percent			12.25%							(1.62%)	1.10%
VanEck Indonesia Index ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Indonesia Index ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			7.80%							(0.69%)	1.35%
VanEck Indonesia Index ETF Class | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			22.34%							11.19%	11.72%
VanEck Israel ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Israel ETF (return before taxes)
Average Annual Return, Percent			37.28%							7.04%	8.73%
VanEck Israel ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Israel ETF (return after taxes on distributions)
Average Annual Return, Percent			36.46%							6.88%	8.58%
VanEck Israel ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Israel ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			22.07%							5.64%	7.23%
VanEck Israel ETF Class | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			22.34%							11.19%	11.72%
VanEck Vietnam ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Vietnam ETF(return before taxes)
Average Annual Return, Percent			62.42%							2.85%	3.75%
VanEck Vietnam ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Vietnam ETF(return after taxes on distributions)
Average Annual Return, Percent			62.28%							2.32%	3.28%
VanEck Vietnam ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Vietnam ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			36.95%							1.93%	2.73%
VanEck Vietnam ETF Class | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index(reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			22.34%							11.19%	11.72%
VanEck BDC Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck BDC Income ETF(return before taxes)
Average Annual Return, Percent			(4.62%)							12.25%	9.73%
VanEck BDC Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck BDC Income ETF(return after taxes on distributions)
Average Annual Return, Percent			(8.81%)							7.47%	5.22%
VanEck BDC Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck BDC Income ETF(return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			(2.72%)							7.46%	5.47%
VanEck BDC Income ETF Class | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%							14.42%	14.82%
VanEck International High Yield Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck International High Yield Bond ETF (return before taxes)
Average Annual Return, Percent			12.72%							1.90%	4.77%
VanEck International High Yield Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck International High Yield Bond ETF (return after taxes on distributions)
Average Annual Return, Percent			10.27%							(0.03%)	2.92%
VanEck International High Yield Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck International High Yield Bond ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			7.47%							0.57%	2.87%
VanEck J.P. Morgan EM Local Currency Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck J.P. Morgan EM Local Currency Bond ETF(return before taxes)
Average Annual Return, Percent			18.21%							0.81%	3.04%
VanEck J.P. Morgan EM Local Currency Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck J.P. Morgan EM Local Currency Bond ETF(return after taxes on distributions)
Average Annual Return, Percent			15.30%							(0.10%)	2.07%
VanEck J.P. Morgan EM Local Currency Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck J.P. Morgan EM Local Currency Bond ETF(return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			10.68%							0.24%	1.95%
VanEck J.P. Morgan EM Local Currency Bond ETF Class | ICE BofA Global Broad Market Plus Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA Global Broad Market Plus Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.05%							(2.41%)	1.11%
VanEck Mortgage REIT Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Mortgage REIT Income ETF(return before taxes)
Average Annual Return, Percent			12.73%							2.49%	4.07%
VanEck Mortgage REIT Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Mortgage REIT Income ETF(return after taxes on distributions)
Average Annual Return, Percent			7.04%							(0.95%)	0.83%
VanEck Mortgage REIT Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Mortgage REIT Income ETF(return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			7.31%							0.55%	1.88%
VanEck Mortgage REIT Income ETF Class | S&P 500 Index Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Total Return(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%							14.42%	14.82%
VanEck Office and Commercial REIT ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Office and Commercial REIT ETF (return before taxes)
Average Annual Return, Percent			(10.37%)		6.87%
Performance Inception Date		Sep. 19, 2023
VanEck Office and Commercial REIT ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Office and Commercial REIT ETF (return after taxes on distributions)
Average Annual Return, Percent			(12.16%)		5.25%
VanEck Office and Commercial REIT ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Office and Commercial REIT ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			(6.12%)		4.67%
VanEck Office and Commercial REIT ETF Class | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%		22.49%
VanEck Preferred Securities ex Financials ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Preferred Securities ex Financials ETF(return before taxes)
Average Annual Return, Percent			9.44%							3.78%	5.53%
VanEck Preferred Securities ex Financials ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Preferred Securities ex Financials ETF(return after taxes on distributions)
Average Annual Return, Percent			6.42%							1.22%	3.08%
VanEck Preferred Securities ex Financials ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Preferred Securities ex Financials ETF(return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			5.49%							1.88%	3.28%
VanEck Preferred Securities ex Financials ETF Class | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA US Broad Market Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.15%							(0.42%)	2.01%
VanEck Russia ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Russia ETF (return before taxes)
Average Annual Return, Percent			3.64%							(18.92%)	(3.61%)
VanEck Russia ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Russia ETF (return after taxes on distributions)
Average Annual Return, Percent			2.19%							(19.73%)	(4.45%)
VanEck Russia ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Russia ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			2.15%							(12.67%)	(2.04%)
VanEck Russia Small-Cap ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Russia Small-Cap ETF (return before taxes)
Average Annual Return, Percent			215.15%							(21.72%)	(3.98%)
VanEck Russia Small-Cap ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Russia Small-Cap ETF (return after taxes on distributions)
Average Annual Return, Percent			127.61%							(27.25%)	(7.88%)
VanEck Russia Small-Cap ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Russia Small-Cap ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			127.29%							(15.51%)	(3.24%)
VanEck Russia Small-Cap ETF Class | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			MSCI ACWI Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			22.34%							11.19%	11.72%
VanEck AA-BB CLO ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck AA-BB CLO ETF (return before taxes)
Average Annual Return, Percent			6.94%	7.82%
Performance Inception Date		Sep. 24, 2024
VanEck AA-BB CLO ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck AA-BB CLO ETF (return after taxes on distributions)
Average Annual Return, Percent			4.10%	5.00%
VanEck AA-BB CLO ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck AA-BB CLO ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			4.06%	4.76%
VanEck AA-BB CLO ETF Class | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.15%	2.80%
VanEck CLO ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck CLO ETF (return before taxes)
Average Annual Return, Percent			5.76%				7.52%
Performance Inception Date		Jun. 21, 2022
VanEck CLO ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck CLO ETF (return after taxes on distributions)
Average Annual Return, Percent			3.39%				5.05%
VanEck CLO ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck CLO ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			3.38%				4.71%
VanEck CLO ETF Class | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.15%				3.53%
VanEck China Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck China Bond ETF(return before taxes)
Average Annual Return, Percent			6.04%							1.66%	2.30%
VanEck China Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck China Bond ETF(return after taxes on distributions)
Average Annual Return, Percent			5.31%							1.16%	1.76%
VanEck China Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck China Bond ETF(return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			3.56%							1.06%	1.54%
VanEck ChiNext Innovators ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck ChiNext Innovators ETF(return before taxes)
Average Annual Return, Percent			58.93%							(0.26%)	1.54%
VanEck ChiNext Innovators ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck ChiNext Innovators ETF(return after taxes on distributions)
Average Annual Return, Percent			58.82%							(0.62%)	1.36%
VanEck ChiNext Innovators ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck ChiNext Innovators ETF(return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			34.89%							(0.18%)	1.21%
VanEck CMCI Commodity Strategy ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck CMCI Commodity Strategy ETF (return before taxes)
Average Annual Return, Percent			8.42%			4.56%
Performance Inception Date		Aug. 21, 2023
VanEck CMCI Commodity Strategy ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck CMCI Commodity Strategy ETF (return after taxes on distributions)
Average Annual Return, Percent			4.44%			1.95%
VanEck CMCI Commodity Strategy ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck CMCI Commodity Strategy ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			4.99%			2.37%

[1]	*Prior to market close on April 23, 2021, the index data included in this table reflects that of the Prior Index. Thereafter, the index data reflects that of the Low Carbon Energy Index.
[2]	Prior to market close on March 15, 2024, the index data included in this table reflects that of the Prior Index. Thereafter, the index data reflects that of the Natural Resources Index.
[3]	Prior to market close on April 30, 2020, the index data included in this table reflects that of the Prior Index. Thereafter, the index data reflects that of the India Index.
[4]	Prior to market close on March 17, 2023, the index data included in this table reflects that of the Prior Index. Thereafter, the index data reflects that of the Vietnam Index.
[5]	Prior to market close on May 31, 2021, the index data included in this table reflects that of the Prior Index. Thereafter, the index data reflects that of the ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index.
[6]	Prior to market close on May 31, 2024, the index data included in this table reflects that of the Prior Index. Thereafter, the index data reflects that of the Index.
[7]	Prior to market close on December 10, 2021, the index data included in this table reflects that of the Prior Index. Thereafter, the index data reflects that of the ChiNext Index.
[8]	*Prior to market close on September 19, 2025, the index data included in this table reflects that of the Prior Index. Thereafter, the index data reflects that of the Gold Miners Index.
[9]	*Prior to market close on December 19, 2025, the index data included in this table reflects that of the Prior Index. Thereafter, the index data reflects that of the Steel Index.